1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

March 25, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)
(Securities Act File No. 333-92935
Investment Company Act File No. 811-09729)
Post-Effective Amendment No. 2,325

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,325 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Aggressive Allocation ETF (each, a “Fund” and collectively, the “Funds”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding these new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME

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March 25, 2020

(1) Investment Objectives and Policies

iShares ESG Aware Conservative Allocation ETF

The iShares ESG Aware Conservative Allocation ETF is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes each of which takes into account environmental, social and governance (“ESG”) characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.

The BlackRock ESG Aware Conservative Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed-income Underlying Funds and measures the performance of BlackRock Index Services, LLC’s (the “Index Provider” or “BIS”) fixed allocation strategy that is intended to represent a “conservative” risk profile with a 70% allocation to fixed income and a 30% allocation to equities, as defined by BIS. BIS’s estimation of a conservative risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.

At each rebalancing, the Fund will adjust its portfolio to align with the 70% allocation to fixed income and 30% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to appreciation or depreciation in the market value of the Fund’s assets. At each rebalance, the Underlying Index will include a fixed allocation of 30% of its assets in Underlying Funds that invest primarily in equity securities and 70% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. As of             , 2020, the Fund invested approximately     % of its assets in Underlying Funds that invest primarily in equity securities and     % of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and the remainder of its assets in money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).

As of             , 2020, the Fund invested in the iShares ESG MSCI USA ETF, iShares ESG MSCI USA Small-Cap ETF, iShares ESG MSCI EAFE ETF, iShares ESG MSCI EM ETF, and iShares ESG U.S. Aggregate Bond ETF and BlackRock Cash Funds. BFA may add, eliminate or replace any or all Underlying Funds at any time. As of December 31, 2019, a significant portion of the Underlying Index is represented by securitized and corporate securities and treasury securities. The components of the Underlying Index are unlikely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

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March 25, 2020

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the securities in the applicable Underlying Index.

The Fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the Underlying Index and may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

iShares ESG Aware Moderate Allocation ETF

The iShares ESG Aware Moderate Allocation ETF is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.

The BlackRock ESG Aware Moderate Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed-income Underlying Funds and measures the performance of BIS’s fixed allocation strategy that is intended to represent a “moderate” risk profile with a 60% allocation to fixed income and 40% allocation to equities, as defined by BIS. BIS’s estimation of a moderate risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.

At each rebalancing, the Fund will adjust its portfolio to align with the 60% allocation to fixed income and 40% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to appreciation or depreciation in the market value of the Fund’s assets. At each rebalance, the Underlying Index will include a fixed allocation of 40% of its assets in Underlying Funds that invest primarily in equity securities and 60% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. As of             , 2020, the Fund invested approximately     % of its assets in Underlying Funds that invest primarily in equity securities and     % of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and the remainder of its assets in money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).

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March 25, 2020

As of             , 2020, the Fund invested in the iShares ESG MSCI USA ETF, iShares ESG MSCI USA Small-Cap ETF, iShares ESG MSCI EAFE ETF, iShares ESG MSCI EM ETF, and iShares ESG U.S. Aggregate Bond ETF and BlackRock Cash Funds. BFA may add, eliminate or replace any or all Underlying Funds at any time. As of December 31, 2019, a significant portion of the Underlying Index is represented by securitized and corporate securities and treasury securities. The components of the Underlying Index are unlikely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the securities in the applicable Underlying Index.

The Fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the Underlying Index and may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

iShares ESG Aware Growth Allocation ETF

The iShares ESG Aware Growth Allocation ETF is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.

The BlackRock ESG Aware Growth Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed-income Underlying Funds and measures the performance of

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March 25, 2020

BIS’s fixed allocation strategy that is intended to represent a “growth” risk profile with a 60% allocation to equities and 40% allocation to fixed income, as defined by BIS. BIS’s estimation of a growth risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.

At each rebalancing, the Fund will adjust its portfolio to align with the 40% allocation to fixed income and 60% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to appreciation or depreciation in the market value of the Fund’s assets. At each rebalance, the Underlying Index will include a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in equity securities and 40% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. As of             , 2020, the Fund invested approximately     % of its assets in Underlying Funds that invest primarily in equity securities and     % of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and the remainder of its assets in money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).

As of             , 2020, the Fund invested in the iShares ESG MSCI USA ETF, iShares ESG MSCI USA Small-Cap ETF, iShares ESG MSCI EAFE ETF, iShares ESG MSCI EM ETF, and iShares ESG U.S. Aggregate Bond ETF and BlackRock Cash Funds. BFA may add, eliminate or replace any or all Underlying Funds at any time. As of December 31, 2019, a significant portion of the Underlying Index is represented by treasury securities. The components of the Underlying Index are unlikely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the securities in the applicable Underlying Index.

The Fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the Underlying Index and may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, cash and cash equivalents, other investment companies, as well as

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March 25, 2020

in securities and other instruments not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

iShares ESG Aware Aggressive Allocation ETF

The iShares ESG Aware Aggressive Allocation ETF is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.

The BlackRock ESG Aware Aggressive Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed-income Underlying Funds and measures the performance of BIS’s fixed allocation strategy that is intended to represent an “aggressive” risk profile with an 80% allocation to equities and 20% allocation to fixed income, as defined by BIS. BIS’s estimation of an aggressive risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.

At each rebalancing, the Fund will adjust its portfolio to align with the 20% allocation to fixed income and 80% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to appreciation or depreciation in the market value of the Fund’s assets. At each rebalance, the Underlying Index will include a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. As of             , 2020, the Fund invested approximately     % of its assets in Underlying Funds that invest primarily in equity securities and     % of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and the remainder of its assets in money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).

As of             , 2020, the Fund invested in the iShares ESG MSCI USA ETF, iShares ESG MSCI USA Small-Cap ETF, iShares ESG MSCI EAFE ETF, iShares ESG MSCI EM ETF, and iShares ESG U.S. Aggregate Bond ETF and BlackRock Cash Funds. BFA may add, eliminate or replace any or all Underlying Funds at any time. As of December 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are unlikely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

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March 25, 2020

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the securities in the applicable Underlying Index.

The Fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the Underlying Index and may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

(2) Changes from Recent Filings

Each Fund’s description of its investment strategy and risk factors are specific to the Fund. The portfolio managers are also specific to each Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,238, filed pursuant to Rule 485(a)(2) on December 13, 2019, relating to iShares Factors US Blend Style ETF (“PEA 2,238”), which became effective on March 4, 2020.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,238. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Management – Portfolio Managers,” “Management – Conflicts of Interest,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Costs Associated with Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

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March 25, 2020

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Control Persons and Principal Holders of Securities,” “Management – Legal Proceedings,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Securities Lending,” “ “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust – Shares,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Taxation of U.S. Shareholders,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Qualified Dividend Income,” “Taxes – Corporate Dividends Received Deduction,” “Taxes – Excess Inclusion Income,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

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March 25, 2020

Sincerely,

/s/ Benjamin J. Haskin

Anne C. Choe

cc:	Deepa Damre
Nadia Persaud
Michael Gung
George Rafal
Anne C. Choe
Curtis A. Tate